Property, plant and equipment (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Property, plant and equipments [Line Items]
Contractual commitments for acquisition of property, plant and equipment	₨ 6,651,423	₨ 2,762,605
Property, plant and equipment, pledged as security	14,045,705	11,904,836
Borrowing costs capitalised	₨ 219,861	₨ 0